NATIONS FUNDS TRUST

All Share Classes of:
Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves,
Nations Government Reserves, Nations Municipal Reserves, Nations Tax-Exempt Reserves,
Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves
(collectively, the "Funds")

Supplement dated April 22, 2004
to the Prospectuses dated August 1, 2003, as supplemented

The prospectuses for the Funds are hereby supplemented with the following information relating to various topics. The heading introducing each topic ties to a heading in your current prospectus. To the extent that any of the following disclosures modify or are otherwise inconsistent with any disclosures provided in your current prospectus, the disclosures in this supplement supercede your prospectus disclosure.

OTHER IMPORTANT INFORMATION - PORTFOLIO TRANSACTION COSTS

Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

CHOOSING A SHARE CLASS - ABOUT INVESTOR B SHARES

Effective May 3, 2004, you can buy up to $100,000 in aggregate of Investor B Shares. Investor B Shares are not intended for purchase in excess of $100,000. You and/or your investment professional are responsible for ensuring that your investment in Investor B Shares does not exceed the $100,000 maximum, and Nations Funds cannot ensure that it will identify purchase orders that would cause your investment in Investor B Shares to exceed the maximum allowed amount.

HOW SELLING AND SERVICING AGENTS ARE PAID - OTHER COMPENSATION

Selling and servicing agents may also receive:

-a bonus, incentive or other cash compensation relating to the sale, promotion and marketing of the Funds
-additional amounts on all sales of shares:
-up to 1.00% of the net asset value per share of Investor B Shares
-up to 1.00% of the net asset value per share of Investor C Shares
-non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by BACAP or BACAP Distributors and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, BACAP Distributors sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BACAP and BACAP Distributors, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

BACAP and BACAP Distributors may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, BACAP and BACAP Distributors may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Nations Funds' transfer agent. The Nations Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

LEGAL MATTERS

As was described in prior supplements, on September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in activities that the NYAG characterized as "market timing" and also "late trading" in certain open-end Nations Funds and other mutual funds.

Prior supplements have described Bank of America Corporation's announcement of certain commitments to have BACAP make appropriate restitution and reimbursement of costs incurred by Nations Funds. The NYAG has commenced a criminal proceeding, and the SEC has announced a civil action, against a former employee of a selling agent affiliated with BACAP. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, Trustees of Nations Funds and officers of Nations Funds, who also serve as officers of BACAP Distributors and BACAP, among others, as defendants.

On March 15, 2004, Bank of America Corporation entered into agreements in principle with the NYAG and the staff of the SEC relating to settlement of these matters. These agreements in principle are subject to being finalized in formal orders or final agreements, and, in the case of the agreement in principle with the SEC staff, approval by the SEC.

Under these agreements in principle, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million. Although the specific allocation of these payments among various groups of shareholders has not yet been determined, it is anticipated that a significant portion of these payments will be payable to shareholders of other mutual fund complexes that may have been harmed by the activities of others using systems of Bank of America Corporation subsidiaries. In addition, the NYAG agreement in principle requires an aggregate reduction in certain non-money market Nations Funds' fees of approximately $80 million over a five-year period.

Bank of America Corporation has also agreed in principle to use its best efforts to cause "best-in-class" governance policies for the Nations Funds Board of Trustees to be adopted, including, for example, policies relating to Board composition, independence and tenure. These policies, if implemented, could lead to substantial changes in current Board composition. Bank of America Corporation has also agreed in principle to use its best efforts to hire a full-time senior officer reporting to the Board to monitor compliance and to oversee the reasonableness of mutual fund advisory fees.

When finalized, the agreements in principle will conclude the investigation by the NYAG and the SEC of Bank of America Corporation relating to late trading and market timing activities, though the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

On April 1, 2004, Bank of America Corporation acquired FleetBoston Financial Corporation ("Fleet"). As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMS and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, Fleet also entered into the March 15, 2004 agreements in principle with the NYAG and the SEC, including committing to substantial payments and other terms similar to those discussed above.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to settle, the February 24, 2004 proceedings, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940, as amended. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including your Nations Fund. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to settle, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of Nations Funds.

As a result of the foregoing and any resulting negative publicity or developments, the Nations Funds may experience increased redemptions or a decrease in new sales of shares, which could increase transaction costs or operating expenses, or otherwise negatively impact the Nations Funds.

MMLITSUPP -- 0404

NATIONS FUNDS TRUST
Stock Funds
International/Global Stock Funds
Index Funds
Government & Corporate Bond Funds
Municipal Bond Funds
State Municipal Bond Funds
Nations LifeGoal Portfolios
Primary A Shares
(collectively, the "Funds")

Supplement dated April 22, 2004
to the Prospectuses dated August 1, 2003, as supplemented

The prospectuses for the Funds are hereby supplemented with the following information relating to various topics. The heading introducing each topic ties to a heading in your current prospectus. To the extent that any of the following disclosures modify or are otherwise inconsistent with any disclosures provided in your current prospectus, the disclosures in this supplement supercede your prospectus disclosure.

OTHER IMPORTANT INFORMATION - PORTFOLIO TRANSACTION COSTS

Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

BUYING, SELLING AND EXCHANGING SHARES - VALUING SECURITIES IN A FUND

The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is no longer indicative of the security's fair value because a significant event has occurred after a foreign exchange closed but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund shares prices are calculated, and may be closed altogether on some days a Fund is open. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

When a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. On or about May 1, 2004, Nations Funds will retain an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

HOW SELLING AND SERVICING AGENTS ARE PAID - OTHER COMPENSATION

BACAP and BACAP Distributors may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, BACAP and BACAP Distributors may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Nations Funds' transfer agent. The Nations Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

LEGAL MATTERS

As was described in prior supplements, on September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in activities that the NYAG characterized as "market timing" and also "late trading" in certain open-end Nations Funds and other mutual funds.

Prior supplements have described Bank of America Corporation's announcement of certain commitments to have BACAP make appropriate restitution and reimbursement of costs incurred by Nations Funds. The NYAG has commenced a criminal proceeding, and the SEC has announced a civil action, against a former employee of a selling agent affiliated with BACAP. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, Trustees of Nations Funds and officers of Nations Funds, who also serve as officers of BACAP Distributors and BACAP, among others, as defendants.

On March 15, 2004, Bank of America Corporation entered into agreements in principle with the NYAG and the staff of the SEC relating to settlement of these matters. These agreements in principle are subject to being finalized in formal orders or final agreements, and, in the case of the agreement in principle with the SEC staff, approval by the SEC.

Under these agreements in principle, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million. Although the specific allocation of these payments among various groups of shareholders has not yet been determined, it is anticipated that a significant portion of these payments will be payable to shareholders of other mutual fund complexes that may have been harmed by the activities of others using systems of Bank of America Corporation subsidiaries. In addition, the NYAG agreement in principle requires an aggregate reduction in certain non-money market Nations Funds' fees of approximately $80 million over a five-year period.

Bank of America Corporation has also agreed in principle to use its best efforts to cause "best-in-class" governance policies for the Nations Funds Board of Trustees to be adopted, including, for example, policies relating to Board composition, independence and tenure. These policies, if implemented, could lead to substantial changes in current Board composition. Bank of America Corporation has also agreed in principle to use its best efforts to hire a full-time senior officer reporting to the Board to monitor compliance and to oversee the reasonableness of mutual fund advisory fees.

When finalized, the agreements in principle will conclude the investigation by the NYAG and the SEC of Bank of America Corporation relating to late trading and market timing activities, though the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

On April 1, 2004, Bank of America Corporation acquired FleetBoston Financial Corporation ("Fleet"). As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMS and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, Fleet also entered into the March 15, 2004 agreements in principle with the NYAG and the SEC, including committing to substantial payments and other terms similar to those discussed above.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to settle, the February 24, 2004 proceedings, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940, as amended. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including your Nations Fund. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to settle, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of Nations Funds.

As a result of the foregoing and any resulting negative publicity or developments, the Nations Funds may experience increased redemptions or a decrease in new sales of shares, which could increase transaction costs or operating expenses, or otherwise negatively impact the Nations Funds.

PRALITSUPP - 0404

NATIONS FUNDS TRUST
Stock Funds
International/Global Stock Funds
Index Funds
Government & Corporate Bond Funds
Municipal Bond Funds
State Municipal Bond Funds
Nations LifeGoal Portfolios
Investor A Shares, Investor B Shares and Investor C Shares
(collectively, the "Funds")

Supplement dated April 22, 2004
to the Prospectuses dated August 1, 2003, as supplemented

The prospectuses for the Funds are hereby supplemented with the following information relating to various topics. The heading introducing each topic ties to a heading in your current prospectus. To the extent that any of the following disclosures modify or are otherwise inconsistent with any disclosures provided in your current prospectus, the disclosures in this supplement supercede your prospectus disclosure.

OTHER IMPORTANT INFORMATION - PORTFOLIO TRANSACTION COSTS

Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

CHOOSING A SHARE CLASS - ABOUT INVESTOR B SHARES

Effective May 3, 2004, you can buy up to $100,000 in aggregate of Investor B Shares. Investor B Shares are not intended for purchase in excess of $100,000. You and/or your investment professional are responsible for ensuring that your investment in Investor B Shares does not exceed the $100,000 maximum, and Nations Funds cannot ensure that it will identify purchase orders that would cause your investment in Investor B Shares to exceed the maximum allowed amount.

BUYING, SELLING AND EXCHANGING SHARES - OTHER CLASSES OF SHARES

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Specifically, certain Funds offer Primary A Shares which have lower expense levels and limited service features and are only available to certain eligible investors that meet specific criteria, including investing through an eligible financial institution or intermediary. Please contact your investment professional, or call us at 1.800.321.7854 if you have any questions or you need help placing an order.

BUYING, SELLING AND EXCHANGING SHARES - VALUING SECURITIES IN A FUND

The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is no longer indicative of the security's fair value because a significant event has occurred after a foreign exchange closed but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund shares prices are calculated, and may be closed altogether on some days a Fund is open. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

When a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. On or about May 1, 2004, Nations Funds will retain an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

HOW SELLING AND SERVICING AGENTS ARE PAID - OTHER COMPENSATION

Selling and servicing agents may also receive:

-a bonus, incentive or other cash compensation relating to the sale, promotion and marketing of the Funds
-additional amounts on all sales of shares:
-up to 1.00% of the offering price per share of Investor A Shares
-up to 1.00% of the net asset value per share of Investor B Shares
-up to 1.00% of the net asset value per share of Investor C Shares
-non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by BACAP or BACAP Distributors and not by the Funds, is discretionary and may be available only to selected selling and servicing agents. For example, BACAP Distributors sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of BACAP and BACAP Distributors, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

BACAP and BACAP Distributors may pay significant amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting Funds on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, BACAP and BACAP Distributors may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Nations Funds' transfer agent. The Nations Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

LEGAL MATTERS

As was described in prior supplements, on September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in activities that the NYAG characterized as "market timing" and also "late trading" in certain open-end Nations Funds and other mutual funds.

Prior supplements have described Bank of America Corporation's announcement of certain commitments to have BACAP make appropriate restitution and reimbursement of costs incurred by Nations Funds. The NYAG has commenced a criminal proceeding, and the SEC has announced a civil action, against a former employee of a selling agent affiliated with BACAP. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, Trustees of Nations Funds and officers of Nations Funds, who also serve as officers of BACAP Distributors and BACAP, among others, as defendants.

On March 15, 2004, Bank of America Corporation entered into agreements in principle with the NYAG and the staff of the SEC relating to settlement of these matters. These agreements in principle are subject to being finalized in formal orders or final agreements, and, in the case of the agreement in principle with the SEC staff, approval by the SEC.

Under these agreements in principle, Bank of America Corporation has agreed to pay $250 million in total disgorgement and restitution and a penalty of $125 million. Although the specific allocation of these payments among various groups of shareholders has not yet been determined, it is anticipated that a significant portion of these payments will be payable to shareholders of other mutual fund complexes that may have been harmed by the activities of others using systems of Bank of America Corporation subsidiaries. In addition, the NYAG agreement in principle requires an aggregate reduction in certain non-money market Nations Funds' fees of approximately $80 million over a five-year period.

Bank of America Corporation has also agreed in principle to use its best efforts to cause "best-in-class" governance policies for the Nations Funds Board of Trustees to be adopted, including, for example, policies relating to Board composition, independence and tenure. These policies, if implemented, could lead to substantial changes in current Board composition. Bank of America Corporation has also agreed in principle to use its best efforts to hire a full-time senior officer reporting to the Board to monitor compliance and to oversee the reasonableness of mutual fund advisory fees.

When finalized, the agreements in principle will conclude the investigation by the NYAG and the SEC of Bank of America Corporation relating to late trading and market timing activities, though the NYAG and the SEC have reserved the right to continue their respective investigations of and actions against individuals.

On April 1, 2004, Bank of America Corporation acquired FleetBoston Financial Corporation ("Fleet"). As a result of this acquisition, Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributor, Inc. ("CFDI") are now indirect wholly-owned subsidiaries of Bank of America Corporation. The SEC and NYAG filed proceedings against both CMS and CFDI on February 24, 2004 alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual funds shares and violated certain New York anti-fraud statutes. In order to settle these matters, Fleet also entered into the March 15, 2004 agreements in principle with the NYAG and the SEC, including committing to substantial payments and other terms similar to those discussed above.

If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to settle, the February 24, 2004 proceedings, CMA, CFDI or any company that is an affiliated person of CMA and CFDI could be barred from serving as an investment adviser or distributor for any investment company registered under the Investment Company Act of 1940, as amended. As a result of the Fleet acquisition, BACAP and BACAP Distributors are now affiliated persons of CMA and CFDI and, therefore, under these circumstances, could be barred from serving as an investment adviser or distributor for any registered investment company, including your Nations Fund. If either CMA or CFDI is ultimately unsuccessful in its defense of, or efforts to settle, the February 24, 2004 proceedings, it is expected that BACAP and BACAP Distributors would seek exemptive relief from the SEC to permit them to continue serving as the investment adviser and distributor of Nations Funds.

As a result of the foregoing and any resulting negative publicity or developments, the Nations Funds may experience increased redemptions or a decrease in new sales of shares, which could increase transaction costs or operating expenses, or otherwise negatively impact the Nations Funds.

LITSUPP - 0404

NATIONS FUNDS TRUST
Nations Asset Allocation Fund
Nations MidCap Value Fund
Nations Value Fund
Nations Intermediate Bond Fund
Nations Bond Fund
Primary A Shares and Investor A, B and C Shares

Supplement dated April 22, 2004
to the Prospectuses dated August 1, 2003, as supplemented

At a meeting held on December 23, 2003, the Board of Trustees of Nations Funds Trust approved reduced contractual advisory and administration fee rates for Nations Asset Allocation Fund and a reduced contractual advisory fee rate for Nations MidCap Value Fund effective January 1, 2004. In addition the Board of Trustees approved new waivers for Nations Asset Allocation Fund, Nations Value Fund and Nations Intermediate Bond Fund and approved a limitation on the total annual Fund operating expenses for Nations Bond Fund effective January 1, 2004. Throughout the prospectuses, all references to the advisory fees, administration fees and total annual Fund operating expenses should reflect these reductions and waivers as described below.

Nations Asset Allocation Fund: The Board approved a reduced advisory fee of 0.60% of average daily net assets and a reduced administration fee of 0.22% of average daily net assets. In addition, the Board approved a waiver of the advisory fee equal to 0.10% until July 31, 2004.

Nations MidCap Value Fund: The Board approved a reduced advisory fee of 0.65% of average daily net assets.

Nations Value Fund: The Board approved a combined waiver of advisory and administration fees equal to 0.15% until July 31, 2004.

Nations Intermediate Bond Fund: The Board approved a waiver of the administration fee equal to 0.05% until July 31, 2004.

Nations Bond Fund: The Board approved a limitation on the total annual Fund operating expenses equal to 0.60% until July 31, 2004. The Fund's investment adviser and/or some of its other service providers have agreed to waive the fees and/or reimburse expenses necessary to maintain the expense limitation. The investment adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitation in effect at the time of recovery.

FEEWAVSUPP - 0404